Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	₩ 76,009,201	₩ 57,466,678	₩ 64,785,709
Non-current assets	34,849,084	34,844,354
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	27,806,262	27,652,233
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	155,556	168,269
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,175,593	1,245,181
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	4,198,982	4,284,480
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	313,356	275,245
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	1,199,335	1,218,946
External customers [member]
Disclosure of geographical areas [line items]
Revenue	(323,144)	(326,118)	418,861
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	123,039,762	89,748,804	101,104,207
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	76,332,345	57,792,796	64,366,848
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	49,732,699	36,806,651	40,890,972
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,200,855	1,788,839	2,202,075
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	7,146,695	7,238,063	7,165,271
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	11,425,513	7,897,041	8,976,593
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	2,083,309	1,308,943	1,711,859
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 3,743,274	₩ 2,753,259	₩ 3,420,078